Annual Total Returns - Fidelity International Value Fund [BarChart] - 10.31 Fidelity International Value Fund - AMCIZ PRO-10 - Fidelity International Value Fund - Fidelity Advisor International Value Fund: Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	4.88%
Annual Return 2011	(16.92%)
Annual Return 2012	19.54%
Annual Return 2013	22.05%
Annual Return 2014	(7.91%)
Annual Return 2015	0.70%
Annual Return 2016	(1.93%)
Annual Return 2017	19.30%
Annual Return 2018	(17.42%)
Annual Return 2019	18.43%